Financial instruments and risk management - The carrying amounts and fair values of financial assets and financial liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 31,516	€ 15,007
Financial liabilities	117,435	13,057	€ 12,365
Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	95,839	12,125	5,850
Borrowings | At amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	95,839	12,125
Borrowings | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	107,873	12,259
Other non-current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,167	54	0
Other non-current financial liabilities | At amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	7,167	54
Other non-current financial liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	25,873	10,166
Trade payables | At amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	25,873	10,166
Trade payables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Refund liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	98	135	0
Refund liabilities | At amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	98	135
Refund liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Deferred consideration payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	9,187	0
Deferred consideration payable | At amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	9,187
Deferred consideration payable | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,144	743	6,515
Other liabilities | At amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	5,144	743
Other liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Other current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	14,429	878	€ 6,515
Other current financial liabilities | At amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	14,429	878
Other current financial liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Total financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	143,308	23,223
Total financial liabilities | At amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	143,308	23,223
Total financial liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	107,873	12,259
Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	31,516
Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Financial assets, at fair value		15,007
Deposits
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,036	21
Deposits | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,036	21
Deposits | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,004	3
Other receivables | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	6,004	3
Other receivables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Other non-current financial assets - third parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	7,040	24
Other non-current financial assets - third parties | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	7,040	24
Other non-current financial assets - third parties | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,808	2,974
Trade receivables | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	5,808	2,974
Trade receivables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Deposits current
Disclosure of detailed information about financial instruments [line items]
Financial assets	303	299
Deposits current | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	303	299
Deposits current | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Other receivables current
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,915	615
Other receivables current | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,915	615
Other receivables current | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Other financial assets - third parties (current)
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,218	914
Other financial assets - third parties (current) | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	3,218	914
Other financial assets - third parties (current) | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	15,450	11,095
Cash and cash equivalents | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	15,450	11,095
Cash and cash equivalents | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Level 1 | Borrowings | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Level 1 | Other non-current financial liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Level 1 | Trade payables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Level 1 | Refund liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Level 1 | Deferred consideration payable | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Level 1 | Other liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Level 1 | Other current financial liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Level 1 | Total financial liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Level 1 | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Level 1 | Deposits | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Level 1 | Other receivables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Level 1 | Other non-current financial assets - third parties | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Level 1 | Trade receivables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Level 1 | Deposits current | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Level 1 | Other receivables current | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Level 1 | Other financial assets - third parties (current) | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Level 1 | Cash and cash equivalents | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Level 2 | Borrowings | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	107,873	12,259
Level 2 | Other non-current financial liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Level 2 | Trade payables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Level 2 | Refund liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Level 2 | Deferred consideration payable | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Level 2 | Other liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Level 2 | Other current financial liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Level 2 | Total financial liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	107,873	12,259
Level 2 | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Level 2 | Deposits | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Level 2 | Other receivables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Level 2 | Other non-current financial assets - third parties | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Level 2 | Trade receivables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Level 2 | Deposits current | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Level 2 | Other receivables current | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Level 2 | Other financial assets - third parties (current) | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Level 2 | Cash and cash equivalents | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Level 3 | Borrowings | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Level 3 | Other non-current financial liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Level 3 | Trade payables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Level 3 | Refund liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Level 3 | Deferred consideration payable | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Level 3 | Other liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Level 3 | Other current financial liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Level 3 | Total financial liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Level 3 | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Level 3 | Deposits | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Level 3 | Other receivables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Level 3 | Other non-current financial assets - third parties | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Level 3 | Trade receivables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Level 3 | Deposits current | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Level 3 | Other receivables current | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Level 3 | Other financial assets - third parties (current) | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Level 3 | Cash and cash equivalents | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 0	€ 0